Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	41
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	15-Aug-12
Class A-2 Notes	$347,800,000.00	0.680%	15-Jan-14
Class A-3 Notes	$391,800,000.00	0.840%	15-Jun-15
Class A-4 Notes	$256,420,000.00	1.350%	15-Dec-16
Class B Notes	$41,040,000.00	2.270%	15-Jan-17
Class C Notes	$27,360,000.00	2.540%	15-May-17
Class D Notes	$27,360,000.00	3.130%	15-Jan-18
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$703,502.20

Principal:
Principal Collections	$9,365,963.21
Prepayments in Full	$3,960,225.94
Liquidation Proceeds	$176,863.21
Recoveries	$20,072.26
Sub Total	$13,523,124.62
Collections	$14,226,626.82

Purchase Amounts:
Purchase Amounts Related to Principal	$477,859.60
Purchase Amounts Related to Interest	$2,237.12
Sub Total	$480,096.72

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,706,723.54

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	41
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$14,706,723.54
Servicing Fee	$182,746.04	$182,746.04	$0.00	$0.00	$14,523,977.50
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,523,977.50
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$14,523,977.50
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$14,523,977.50
Interest - Class A-4 Notes	$121,335.85	$121,335.85	$0.00	$0.00	$14,402,641.65
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,402,641.65
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$14,325,007.65
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,325,007.65
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$14,267,095.65
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,267,095.65
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$14,195,731.65
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,195,731.65
Regular Principal Payment	$12,826,226.28	$12,826,226.28	$0.00	$0.00	$1,369,505.37
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,369,505.37
Residuel Released to Depositor	$0.00	$1,369,505.37	$0.00	$0.00	$0.00
Total		$14,706,723.54

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$12,826,226.28
Total					$12,826,226.28
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$12,826,226.28	$50.02	$121,335.85	$0.47	$12,947,562.13	$50.49
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$12,826,226.28	$9.19	$328,245.85	$0.24	$13,154,472.13	$9.43

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	41

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$107,854,092.16	0.4206150	$95,027,865.88	0.3705946
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$203,614,092.16	0.1459097	$190,787,865.88	0.1367185

Pool Information
Weighted Average APR	4.174%	4.179%
Weighted Average Remaining Term	23.93	23.09
Number of Receivables Outstanding	22,516	21,947
Pool Balance	$219,295,252.05	$205,162,367.96
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$203,614,092.16	$190,787,865.88
Pool Factor	0.1471591	0.1376752

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$14,374,502.08
Targeted Overcollateralization Amount	$14,374,502.08
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$14,374,502.08

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	41

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		55	$151,972.13
(Recoveries)		104	$20,072.26
Net Losses for Current Collection Period			$131,899.87
Cumulative Net Losses Last Collection Period			$8,421,246.55
Cumulative Net Losses for all Collection Periods			$8,553,146.42

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.72%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.81%	472	$5,755,664.82
61-90 Days Delinquent	0.32%	48	$666,425.73
91-120 Days Delinquent	0.11%	16	$235,480.20
Over 120 Days Delinquent	0.51%	70	$1,036,479.69
Total Delinquent Receivables	3.75%	606	$7,694,050.44

Repossession Inventory:
Repossessed in the Current Collection Period		11	$122,862.03
Total Repossessed Inventory		17	$265,668.25

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6520%
Preceding Collection Period			0.7160%
Current Collection Period			0.7458%
Three Month Average			0.7046%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5689%
Preceding Collection Period			0.5596%
Current Collection Period			0.6106%
Three Month Average			0.5797%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer